Pension and Other Retirement Plans - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands					12 Months Ended
		Dec. 31, 2012		Dec. 30, 2012	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost					$ 709	$ 463
Interest cost					81,815	82,109
Benefit obligations					1,986,971	2,124,373	$ 1,794,470
Other Postretirement Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost					81	328
Interest cost					451	1,466
Benefit obligations					10,055	14,005	62,072
Successor | Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost					709	463	616
Interest cost					81,815	82,109	74,489
Expected return on plans’ assets					(111,690)	(113,056)	(109,885)
Recognized actuarial (gain) loss					0	(159)	0
Amortization of prior service credits					0	0	0
Net periodic benefit cost (credit)					(29,166)	(30,643)	(34,780)
Non-qualified pension plan adjustment recognized in Reorganization Items, net	[1]				0	0	0
Successor | Other Postretirement Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost					81	328	559
Interest cost					451	1,466	1,994
Expected return on plans’ assets					0	0	0
Recognized actuarial (gain) loss					25	(22)	0
Amortization of prior service credits					(81)	0	0
Net periodic benefit cost (credit)					476	1,772	2,553
Non-qualified pension plan adjustment recognized in Reorganization Items, net	[1]				$ 0	$ 0	$ 0
Predecessor | Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost		$ 0
Interest cost		0
Expected return on plans’ assets		0
Recognized actuarial (gain) loss		0
Amortization of prior service credits		0
Net periodic benefit cost (credit)		0
Non-qualified pension plan adjustment recognized in Reorganization Items, net		(49,295)	[1]	$ 19,000
Predecessor | Other Postretirement Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost		0
Interest cost		0
Expected return on plans’ assets		0
Recognized actuarial (gain) loss		0
Amortization of prior service credits		0
Net periodic benefit cost (credit)		0
Non-qualified pension plan adjustment recognized in Reorganization Items, net	[1]	0
Pre-Effective Date [Member] | Predecessor | Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligations		75,000
Post-Effective Date [Member] | Predecessor | Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligations		$ 26,000

[1]	(1)On the Effective Date, the Predecessor’s obligations with respect to its non-qualified pension plans were reduced from $75 million to $26 million, which were paid under the Plan on or subsequent to the Effective Date. As a result, the Predecessor recognized a pretax gain of $49 million which was included in reorganization items, net in the Predecessor’s Consolidated Statement of Operations for December 31, 2012.